Stockholders' equity and dividend payment, Dividend payments (Details) - USD ($) $ / shares in Units, $ in Thousands								9 Months Ended	12 Months Ended
	Aug. 30, 2024	May 31, 2024	Feb. 28, 2024	Nov. 28, 2023	Aug. 30, 2023	May 25, 2023	Feb. 24, 2023	Sep. 30, 2024	Dec. 31, 2023
Dividend Payments [Abstract]
Total payment	$ 43,595	$ 46,786	$ 35,492	$ 30,590	$ 56,661	$ 37,487	$ 61,935	$ 125,873	$ 186,672
Per common share (in dollars per share)	$ 0.27	$ 0.29	$ 0.22	$ 0.19	$ 0.35	$ 0.23	$ 0.38	$ 0.78	$ 1.15